Borrowings	12 Months Ended
Dec. 31, 2015
Borrowings
Borrowings

14.Borrowings

Borrowings consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Short-term borrowings	901,000,000	753,200,000	115,991,130

Long-term borrowings
Current portion	24,000,000	84,000,000	12,935,814
Non-current portion	84,000,000	—	—

	1,009,000,000	837,200,000	128,926,944

The borrowings represent the Company’s outstanding loans from various financial institutions at end of the reporting period, and consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Industrial & Commercial Bank of China (note (i))	48,000,000	24,000,000	3,695,947
Agricultural Bank of China (note (ii))	190,000,000	383,200,000	59,011,950
China Construction Bank (note (iii))	300,000,000	230,000,000	35,419,490
Agricultural Development Bank of China (note (iv))	260,000,000	60,000,000	9,239,867
China CITIC Bank (note (v)	170,000,000	140,000,000	21,559,690
Bank of China (note (vi))	15,000,000	—	—
Xingye International Trust Co., Ltd (note (vii))	26,000,000	—	—

Total borrowings	1,009,000,000	837,200,000	128,926,944

Note (i):During the year December 31, 2015, one short-term portion of long-term loan of RMB 24,000,000 ($3,695,947) obtained from the Industrial & Commercial Bank of China (the “ICBC”) was still outstanding:

•       A long-term loan of RMB24,000,000 ($3,695,947)—The total original loan amount was RMB90,000,000 ($13,859,800). The interest bearing at a floating rate was thereon based on the prime rate published by the People’s Bank of China (the “PBOC”) for loans with the same or similar terms on the contract date rise 10% (6.60% per annum as of the December 31, 2015, and adjustable yearly following the publishing of rate adjustments by the PBOC during the term of the loan and calculated piecewise). As of December 31, 2015, a total amount of RMB66,000,000 ($10,163,853) had been repaid, and RMB24,000,000 ($3,695,947) was still outstanding, and subsequently, the Company need to repay RMB6,000,000 ($923,987) per quarter until October 12, 2016. Borrowings under the loan agreement are guaranteed by a third party company.

During the year ended December 31, 2014, one long-term loan of RMB 48,000,000 obtained from the ICBC was still outstanding:

•       A long-term loan of RMB48,000,000—The total original loan amount was RMB90,000,000. The interest bearing at a floating rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 10% (6.60% per annum as of the December 31, 2014, and adjustable yearly following the publishing of rate adjustments by the PBOC during the term of the loan and calculated piecewise). As of December 31, 2014, a total amount of RMB42,000,000 had been repaid, and RMB48,000,000 was still outstanding, and subsequently, the Company need to repay RMB6,000,000 per quarter until October 12, 2016. Borrowings under the loan agreement are guaranteed by a third party company.

Note (ii):During the year ended December 31, 2015, the Agricultural Bank of China (the “ABC”) granted the Company thirteen loans of RMB383,200,000 ($59,011,950) which are including:

•       Two short-term loans of RMB70,000,000 ($10,779,844)—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (5.62% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB70,000,000 ($10,779,844) was outstanding, of which RMB40,000,000 ($6,159,911) will be repayable on March 4, 2016 and RMB30,000,000 ($4,619,933) will be repayable on April 12, 2016. All borrowings under these loan agreements are guaranteed by third party companies and the Chief Executive Officer Mr. Jinmiao Wang (the “CEO”) simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

•       Two short-term loans of RMB43,200,000 ($6,652,706)—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (5.88% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB43,200,000 ($6,652,706) was outstanding, of which RMB23,200,000 ($3,572,750) will be repayable on January 8, 2016 and RMB20,000,000 ($3,079,956)  will be repayable on January 15, 2016. All borrowings under these loan agreements are guaranteed by third party companies. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

•       Two short-term loans of RMB50,000,000 ($7,699,889)—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (5.09% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB50,000,000 ($7,699,889) was outstanding, of which RMB30,000,000 ($4,619,933) will be repayable on July 1, 2016 and a loan of RMB20,000,000 ($3,079,956) will be repayable on August 1, 2016. All borrowings under these loan agreements are guaranteed by third party companies and the CEO simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

•       Five short-term loans of RMB140,000,000 ($21,559,689)—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (4.83% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB140,000,000 ($21,559,689) was outstanding, of which RMB20,000,000 ($3,079,956) will be repayable on September 12, 2016, RMB40,000,000 ($6,159,911) will be repayable on September 21, 2016, and three loans of RMB30,000,000 ($4,619,933), RMB 20,000,000 ($3,079,956) and RMB30,000,000 ($4,619,933) will be repayable on October 11, October 13 and October 12, 2016 respectively. All borrowings under these loan agreements are guaranteed by third party companies and the CEO simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

•       Two short-term loan of RMB80,000,000 ($12,319,822)—The interest bearing at a fixed rate is thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (4.57% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB80,000,000 ($12,319,822) was outstanding of which RMB30,000,000 ($4,619,933) will be repayable on November 3, 2016, RMB50,000,000 ($7,699,889) will be repayable on November 14, 2016 respectively. Borrowing under the loan agreement is guaranteed by third party companies and the CEO simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

During the year ended December 31, 2014, the ABC granted the Company seven loans of RMB190,000,000 which are including:

•       Six short-term loans of RMB150,000,000 —The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (6.30% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB150,000,000 was outstanding, of which RMB20,000,000 has been fully repaid on August 5, 2015, RMB30,000,000 has been fully repaid on October 15, 2015, RMB20,000,000 has been fully repaid on October 16, 2015, RMB30,000,000 has been fully repaid on November 5, 2015, and two loans of RMB50,000,000 has been fully repaid on November 16, 2015. All borrowings under these loan agreements are guaranteed by third party companies.

•       A short-term loan of RMB40,000,000 —The interest bearing at a fixed rate is thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (6.30% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB40,000,000 was outstanding, which has been fully repaid on October 7, 2015. Borrowing under the loan agreement is guaranteed by third party companies and the CEO simultaneously.

Note (iii):During the year ended December 31, 2015, the China Construction Bank (the “CCB”) granted the Company six loans of RMB230, 000, 000 ($35,419,490), which are including:

•       Two short-term loans of RMB100,000,000 ($15,399,778)—the interest thereon bear at a fixed rate that is based on the loan prime rates plus 122 basis point (6.72% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB100,000,000 ($15,399,778) was outstanding and RMB50,000,000 ($7,699,889) will be repayable on January 16, 2016, RMB50,000,000 ($7,699,889) will be repayable on February 9, 2016. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000 ($24,023,654), contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2015.

•       Two short-term loans of RMB100,000,000 ($15,399,778)—the interest thereon bear at a fixed rate that is based on the loan prime rates plus 133.4 basis point (6.63% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB100,000,000 ($15,399,778) was outstanding and RMB50,000,000 ($7,699,889) will be repayable on March 17, 2016, RMB50,000,000 ($7,699,889) will be repayable on April 21, 2016. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000 ($24,023,654), contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2015.

•       A short-term loan of RMB20,000,000 ($3,097,956)—the interest thereon bear at a fixed rate that is based on the loan prime rates plus 158 basis point (6.63% per annum as of December 31 2015). As of December 31, 2015, an amount of RMB20,000,000 ($3,097,956) was outstanding, which will be repayable on June 16, 2016. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying values of RMB116,370,518 ($17,920,802) as of December 31, 2015, and guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000 ($24,023,654); contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets; he ownership structure of the Daqing Borun shall not be changed. The Company was in compliance with the above financial covenants as of December 31, 2015.

•       A short-term loan of RMB10,000,000 ($1,539,978)—the interest thereon bear at a fixed rate that is based on the loan prime rates plus 92 basis point (5.22% per annum as of December 31 2015). As of December 31, 2015, an amount of RMB10,000,000 ($1,539,978) was outstanding, which will be repayable on December 30, 2016. Borrowing under the loan agreement is secured by buildings and land of Daqing Borun with total carrying values of RMB89,567,625 ($13,793,216) and RMB5,581,879 ($859,597), respectively, as of December 31, 2015, and guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000 ($24,023,654), contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets; the ownership structure of the Daqing Borun shall not be changed. The Company was in compliance with the above financial covenants as of December 31, 2015.

During the year ended December 31, 2014, the CCB granted the Company five loans of RMB300, 000, 000, which are including:

•       Three short-term loans of RMB220,000,000—the interest bearing at a fixed rate is thereon based on the benchmark interest rates on the drawdown date to rise 30% (7.80% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB220,000,000 was outstanding, of which RMB80,000,000 has been fully repaid on January 6, 2015, RMB70,000,000 has been fully repaid on January 19, 2015, and RMB70,000,000 has been fully repaid on March 19, 2015. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.85; contingent liabilities of Daqing Borun shall not exceed RMB278,950,000, contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2014.

•       A short-term loan of RMB30,000,000—the interest thereon bear at a fixed rate that is based on the benchmark interest rates on the drawdown date to rise 10% (6.60% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB30,000,000 was outstanding, which has been fully repaid on September 29, 2015. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his two family members simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000; contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2014.

•       A short-term loan of RMB50,000,000 —The interest thereon bear at a fixed rate that is based on the loan prime rates plus 110 basis point (6.60% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB50,000,000 was outstanding, which has been fully repaid on December 31, 2015. Borrowing under the loan agreement is secured by buildings and land of Daqing Borun with total carrying values of RMB94,100,997 and RMB5,712,909, respectively, as of December 31, 2014, and guaranteed by the Company’s CEO and his three family members simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall not less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000; Daqing Borun’s contingent liabilities shall not exceed 50% of its net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2014.

Note (iv):During the year ended December 31, 2015, the Agricultural Development Bank of China (the “ADB”) granted the Company a loan of RMB60,000,000 ($9,239,867), including:

•       A long-term loan of RMB60,000,000($9,239,867) —In November 2014, the company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB70,000,000($10,779,845). The Company drew down RMB60,000,000($9,239,867) on November 11, 2014. The interest thereon bear at a fixed rate of 6.33% per annum. As of December 31, 2015, an amount of RMB60,000,000 ($9,239,867) was outstanding and will be repayable on November 10, 2016, respectively. Borrowing under the loan agreement is guaranteed by two third party guarantors, another third party company and the Company’s CEO simultaneously. Pursuant to the guarantee agreements, the Company pledged its property, plant and equipment to a third party guarantor with total carrying values of RMB16,689,236 ($2,570,105). Besides, Datong District People’s Government, the subsidiary Shandong Borun, and the Company’s CEO provided counter guarantee to these two third party guarantors simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2015.

During the year ended December 31, 2014, the ADB granted the Company four loans of RMB410,000,000, which are including:

•       A short-term loan of RMB150,000,000 —In December 2013, the Company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB190,000,000. The Company drew down RMB50,000,000, RMB50,000,000, and RMB50,000,000 on January 7, February 28, and March 21, 2014 respectively. Borrowing under the loan agreement is guaranteed by the Company’s CEO. All borrowings under this loan have been fully repaid as of December 31, 2014.

•       A short-term loan of RMB190,000,000 —The interest thereon bear at a fixed rate of 6.00% per annum. As of December 31, 2014, an amount of RMB190,000,000 was outstanding, of which RMB100,000,000, RMB60,000,000, and RMB30,000,000 has been fully repaid on June 30, August 30, and September 30, 2015, respectively. Borrowing under the loan agreement is secured by the corn of 100,328 ton of Daqing Borun with total carrying value of RMB183,765,570 and guaranteed by the Company’s CEO simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2014.

•       A short-term loan of RMB10,000,000 —The interest thereon bear at a fixed rate of 6.00% per annum. As of December 31, 2014, an amount of RMB10,000,000 was outstanding, which has been fully repaid on September 30, 2015. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB30,617,298, secured by the corn of 100,328 ton of Daqing Borun with total carrying value of RMB183,765,570 and guaranteed by the Company’s CEO simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2014.

•       A long-term loan of RMB60,000,000 —In November 2014, the Company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB70,000,000. The Company drew down RMB60,000,000 on November 11, 2014 and was outstanding at December 31, 2014. The interest thereon bear at a fixed rate of 6.33% per annum. As of December 31, 2014, an amount of RMB60,000,000 was outstanding and will be repayable on November 10, 2016. Borrowing under the loan agreement is guaranteed by two third party guarantors, a third party company and the Company’s CEO simultaneously. Pursuant to the guarantee agreements, the Company pledged its property, plant and equipment to a third party guarantor with total carrying values of RMB20,668,761. Besides, Datong District People’s Government, the subsidiary Shandong Borun, and the Company’s CEO provided counter guarantee to these two third party guarantors simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2014.

Note (v):During the year ended December 31, 2015, China CITIC Bank granted the Company six loans of RMB140,000,000 ($21,559,690), which are including:

•       A short-term loans of RMB20,000,000 ($3,079,956)—the interest bearing at a fixed rate is thereon based on the prime interest rates on the drawdown date plus 150.5 basis point (6.31% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB20,000,000 ($3,079,956) was outstanding, which will be repayable on July 30, 2016. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

•       Two short-term loan of RMB69,000,000 ($10,625,847)—the interest bearing at a fixed rate is thereon based on the prime interest rates on the drawdown date plus 102 basis point (5.82% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB69,000,000 ($10,625,847) was outstanding, of which RMB49,000,000 ($7,545,891) and RMB20,000,000 ($3,079,956) will be repayable on August 4 and August 13, 2016 respectively. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

•       Two short-term loan of RMB35,000,000 ($5,389,922)—the interest bearing at a fixed rate is thereon based on the prime interest rates on the drawdown date plus 143 basis point (5.98% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB35,000,000 ($5,389,923) was outstanding, of which RMB20,000,000 ($3,079,956) and RMB15,000,000 ($2,309,966) will be repayable on September 24 and October 21, 2016 respectively. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

•       A short-term loan of RMB16,000,000 ($2,463,965)—the interest bearing at a fixed rate is thereon based on the prime interest rates on the drawdown date plus 135.5 basis point (5.66% per annum as of December 31, 2015). As of December 31, 2015 an amount of RMB16,000,000 ($2,463,965) was outstanding, which will be repayable on October 26, 2016. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

During the year ended December 31, 2014, China CITIC Bank granted the Company five loans of RMB170,000,000, which are including:

•       Three short-term loans of RMB99,000,000 —The interest thereon bear at a fixed rate that is based on the prime rate published by the PBOC for loans with the same or similar terms on the drawdown date rise 25% (7.50% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB99,000,000 was outstanding, of which RMB30,000,000, RMB49,000,000, and RMB20,000,000 has been fully repaid on June 24, August 4, and September 28, 2015 respectively. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

•       A short-term loan of RMB31,000,000—The interest thereon bear at a fixed rate of 6.6% per annum. As of December 31, 2014, an amount of RMB31,000,000 was outstanding, which has been fully repaid on October 29, 2015. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

•       A short-term loan of RMB40,000,000—As of December 31, 2014, an amount of RMB40,000,000 was outstanding, which has been fully repaid on February 11, 2015. The borrowing is secured by RMB20,000,000 deposits at the bank and guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

Note (vi):During the year ended December 31, 2014,  the Bank of China granted the Company five loans of RMB47,000,000:

•       Two short-term loans of RMB15,000,000—As of December 31, 2014, an amount of RMB15,000,000 was outstanding, of which RMB10,000,000 has been fully repaid on May 7, 2015, and RMB5,000,000 has been fully repaid on June 15, 2015. The loans are secured by RMB15,000,000 deposit at the bank and pledged by third party fixed deposit receipt of RMB15,000,000.

•       Three short-term loans of RMB32,000,000— These loans were secured by RMB32,000,000 deposit at the bank and pledged by third parties fixed deposit receipt of RMB 32,000,000. As of December 31, 2014, all borrowings under these loans have been fully repaid during the year.

Note (vii):During the year ended December 31, 2014,  the Xingye International Trust Co., Ltd granted the Company a short-term loan of RMB26,000,000:

•       A short-term loans of RMB26,000,000—The interest thereon bear at a fixed rate of 5.23% per annum. As of December 31, 2014, an amount of RMB26,000,000 was outstanding, which has been fully repaid on May 21, 2015. The loan is pledged by RMB27,370,000 term deposit at China CITIC Bank.

The weighted average interest rates on the bank loans for the years ended December 31, 2013, 2014 and 2015 were 6.63%, 6.43% and 5.77% respectively. The interest expenses on the bank loans incurred for the years ended December 31, 2013, 2014 and 2015 were RMB51,336,899, RMB56,384,972 and RMB58,997,387  ($9,085,467), respectively.

These facilities contain no specific renewal terms. The Company has historically and successfully negotiated the renewal of certain facilities shortly before they mature.